Longterm debt (Tables)	12 Months Ended
Dec. 31, 2025
Longterm debt
Maturity Of Long-term Debt
Repayment of principal and interest:
2026	$133,148
2027	128,704
2028	124,259
2029	119,815
2030 to 2031	162,130
Total principal and interest payments	668,056
Less interest	(66,204)
Total principal remaining	601,852
Current portion of long-term debt	111,111
Non-current portion of long-term debt	490,741